Collaboration Agreement - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended	9 Months Ended		9 Months Ended			1 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jul. 15, 2013	May 20, 2013	Sep. 30, 2013 License Agreement with Grifols [Member]	Sep. 30, 2013 License Agreement with Grifols [Member]	Sep. 30, 2013 License Agreement with Grifols [Member] December 31, 2013 [Member]	Sep. 30, 2013 License Agreement with Grifols [Member] Minimum [Member]	Sep. 30, 2013 License Agreement with Grifols [Member] Maximum [Member]	Sep. 30, 2013 Governance Agreement [Member] Person	Aug. 27, 2013 Grifols [Member]	Sep. 30, 2013 Grifols [Member]	May 20, 2013 Grifols [Member]	May 20, 2013 Investor [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Stock Purchase Agreement																May 20, 2013
Common stock, shares issued and sell	586,375,325		586,375,325		251,346,385	198,831,216		333,968,104									209,774,558	124,193,546
Common stock, purchase price per share								$ 0.124
Proceed from common stock shares	$ 426,465,000		$ 426,465,000		$ 369,919,000	$ 363,822,000		$ 41,400,000
Common Stock authorized shares	1,001,830,627		1,001,830,627		297,527,214	213,527,214	706,830,627
Shareholders holding percentage							50.00%
Payment received from investors and related party			40,265,000	38,000	77,000	113,000										26,000,000
Closing price of common stock															$ 0.20
Common stock discount per share															$ 0.076
Common stock discount on shares															15,900,000
Future reimbursable research and development expenses by partner										65,000,000
Payments for development milestones by partner										25,000,000
Royalty payments on net sales rate												12.50%	20.00%
Patent coverage or orphan drug designation period										10 years
Percentage of reduction on royalty payment										50.00%
Deferred revenue balance											8,800,000
Collaboration revenues	$ 4,301,000		$ 4,301,000						$ 4,300,000
Number of independent directors														3
Number of directors designated by partner														2
Number of chief executive officer														1
Period to be consider after the first commercial sale for restriction to acquire and sale of stock by Grifols														12 months
Minimum target percentage of beneficial ownership to be maintain under governance agreement														35.00%